ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2018
Other Liabilities, Current [Abstract]
Summary of Accrued Expenses and Other Current Liabilities
	December 31,
	2017	2018

Accrued expenses	$33,241	$32,634
Hedging transaction liability	2,973	2,596
Uncertain tax positions	1,378	334

	$37,592	$35,564